Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Results
Finance income	$ 27,522,243	$ 38,102,053	$ 39,402,492
Finance costs	(79,947,714)	(97,165,278)	(77,023,048)
Gains (losses) on exchange differences	1,473,550	(17,797,269)	(65,944,570)
Result as per adjustment units	$ (17,631,014)	$ (10,722,033)	$ (14,025,895)